CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 11,033	$ 19,489
Bank deposits		0	12
Marketable securities		12,966	4,425
Accounts receivables		1,968	3,595
Prepaid expenses and other current assets		1,004	3,774
TOTAL CURRENT ASSETS		26,971	31,295
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents		1,324	1,291
Long-term receivables		0	1,024
Property and equipment, net		140	202
Operating lease right-of-use assets		1,027	1,426
Other long-term assets		62	13
Funds in respect of employee rights upon retirement		393	595
TOTAL NON-CURRENT ASSETS		2,946	4,551
TOTAL ASSETS		29,917	35,846
CURRENT LIABILITIES:
Accounts payable		735	1,265
Other accounts payable		4,941	3,590
Current maturities of operating leases		495	430
TOTAL CURRENT LIABILITIES		6,171	5,285
LONG-TERM LIABILITIES:
Operating leases liabilities		496	878
Liability for employee rights upon retirement		439	833
TOTAL LONG-TERM LIABILITIES		935	1,711
TOTAL LIABILITIES		7,106	6,996
COMMITMENTS
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 1 par value – authorized: 5,000,000 as of December 31, 2024 and 2025; issued and outstanding: 2,785,787 and 2,786,158 as of December 31, 2024 and December 31, 2025, respectively *.	[1]	774	774
Additional paid-in capital		259,047	258,959
Accumulated deficit		(237,010)	(230,883)
TOTAL SHAREHOLDERS' EQUITY		22,811	28,850
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 29,917	$ 35,846

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 10a